Investments - Contractual Maturities of Debt Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cost
Due within one year	$ 163,890	$ 81,637
Due after one year through five years	242,958	47,212
Due after five years through ten years	68,659	51,892
Due after ten years	137,764	173,794
Total	613,271	354,535
Fair Value
Due within one year	164,635	81,914
Due after one year through five years	247,857	48,188
Due after five years through ten years	73,479	54,184
Due after ten years	144,749	177,849
Total	$ 630,720	$ 362,135